CAMCO INVESTORS TRUST

CAMCO INVESTORS FUND

STATEMENT OF ADDITIONAL INFORMATION

April 16, 2007

This Statement of Additional Information (“SAI”) is not a prospectus, but should be read in conjunction with the Fund’s current Prospectus dated April 16, 2007. The Fund’s Annual Report dated December 31, 2006 is incorporated in this SAI by reference.  To obtain the Prospectus and Annual Report you may write the Fund, visit the Fund’s web site at www.CAMCOFunds.com, or call 1-800-727-1007 toll-free in the USA.

TABLE OF CONTENTS

DESCRIPTION OF THE FUND, ITS INVESTMENTS AND RISKS

1

Investment Strategies and Risks

1

Additional Fund Policies

2

MANAGEMENT OF THE FUND

3

Trustee and Officer Compensation

4

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

            5

Control Persons and Principal Holders

5

INVESTMENT ADVISORY SERVICES

6

Investment Adviser

6

Advisory Fees

6

The Portfolio Managers

6

DISCLOSURE OF PORTFOLIO HOLDINGS

9

Proxy Voting Procedures

9

OTHER SERVICE PROVIDERS

10

Transfer Agent

10

Independent Registered Public Accounting Firm

10

Custodian

10

BROKERAGE ALLOWANCES AND OTHER PRACTICES

11

Brokerage Commissions

11

Brokerage Selection

11

Purchase, Redemption, And Pricing Of Shares

11

Fund Reorganizations

11

Taxation Of The Fund

11

Purchases And Sales Through Broker Dealers

12

Securities Valuation

12

Code Of Ethics

12

FINANCIAL STATEMENTS

12

DESCRIPTION OF THE FUND, ITS INVESTMENTS AND RISKS

The CAMCO Investors Fund (the “Fund”) was organized as diversified series of CAMCO Investors Trust (the “Trust”) on October 12, 2006 and commenced operations on February 8, 2007.  The Fund was organized to acquire all the assets of CAMCO Investors Fund, a Pennsylvania corporation (the “Predecessor Fund”), in a tax-free reorganization, effective February 8, 2007 (the “Reorganization”).  The Predecessor Fund was organized on January 1, 1998.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 12, 2006 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value.  The Fund is the only series currently authorized by the Trustees.  The investment adviser to the Fund is Cornerstone Asset Management (the “Adviser”).  Statements made throughout this SAI regarding payments made by the Fund include payments made by the Predecessor Fund during previous fiscal years.

The Fund does not issue share certificates.  All shares are held in non-certificated form registered on the books of the Fund and the transfer agent for the account of the shareholder.  Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees.  The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected.  In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series are borne by that series.  Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust.  The Trust does not hold an annual meeting of shareholders.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns.  All shares of the Fund have equal voting rights and liquidation rights.  The Agreement and Declaration of Trust can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected.  All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund.  An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

For information concerning the purchase and redemption of shares of the Fund, see “How to Buy Shares” and “How to Sell Shares” in the Prospectus.  For a description of the methods used to determine the share price and value of the Fund’s assets, see “Purchases & Redemptions – Pricing of Fund Shares” and “Purchases & Redemptions – Fair Value Disclosure “ in the Prospectus and “Purchase, Redemption and Pricing of Shares” in this Statement of Additional Information.

Investment Strategies and Risks

All principal investment strategies and risks are discussed in the prospectus.  This section contains additional information about the investments the Fund may make.

Repurchase Agreements: The Fund may invest in fully collateralized repurchase agreements.  A repurchase agreement is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of a security and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than 7 days from the date of purchase).  Any repurchase transaction in which the Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement.  In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value.  However, the Fund intends to enter into repurchase agreements only with its custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser to be creditworthy.  The Adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.  The Fund may not enter into a repurchase agreement with a term of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments.

Additional Fund Policies

The following investment restrictions may not be changed except by the approval of a majority of the outstanding shares; i.e. a) 67% or more of the voting securities present at a duly called meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or b) of more than 50% of the outstanding voting securities, whichever is less.  The Fund may not:

a)

Sell senior securities

b)

Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of securities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.

c)

Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.

d)

Invest over 25% of its assets at the time of purchase in any one industry.

e)

Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies that deal in real estate or interests therein.

f)

Make loans. Purchase of readily marketable issues of publicly distributed bonds, debentures or other debt securities will not be considered a loan.

g)

Sell securities short.

h)

Invest in securities of other investment companies except as permitted by the 1940 Act, as amended.

i)

Buy over 10% of securities of any class of another issuer, treating all preferred securities of an issuer as one class & all debt securities as one class, or acquire more than 10% of the voting securities of another issuer.

j)

Invest in companies for the purpose of acquiring control.

k)

The Fund may not purchase or retain securities of any issuer if those officers and trustees of the Fund or its Investment Advisor owning individually more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.

l)

Pledge, mortgage or hypothecate any of its assets.

m)

Invest in securities that may be subject to registration under the Securities Act of 1933 prior to sale to the public or that are not at the time of purchase readily salable.

n)

Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years continuous operation, including the operations of any predecessor.

MANAGEMENT OF THE FUND

The Board of Trustees supervises the business activities of the Trust and appoints the officers.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  As of January 1, 2007, the Fund is the only series in the “Fund Complex”.  The Board generally meets four times a year to review the progress and status of the Fund.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.

Name, Address and Age	Position(s) Held with CAMCO Investors Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Funds in the Fund Overseen by Nominee for Director	Other Directorships Held by the Nominee for Director
Col. Richard Bruss 9507 Arnon Chapel Rd Great Falls VA Age: 78	Director	Indefinite / First Elected 11/2006	Retired – USAF (1990 – present)	1	None
Charles J. Bailey 11620 Gambrill Rd Frederick, MD Age: 63	Director	Indefinite / First Elected 11/2006	Regional Mgr. Tollgrade Inc., a telecommunication test equipment & software company, (1995 – present)	1	None
Malcolm R. Uffelman 1808 Horseback Trail Vienna, VA Age: 71	Director	Indefinite / First Elected 11/2006	Executive Vice President, Contact, Inc. (a communications company)(2000 – present)	1	None

The following table provides information regarding each officer of the Trust and each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.

Name, Address[1] and Age	Position(s) Held with CAMCO Investors Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Funds in the Fund Overseen by Nominee for Trustee	Other Directorships Held by the Nominee for Trustee
Dennis M. Connor[2] Age: 50	President, Chief Compliance Officer and Trustee	Indefinite / First Elected 11/2006	Vice President, Cornerstone Asset Management, Inc. (1987 – present); Vice President, Camco Investment Group (1987 – present); Registered Representative, Syndicated Capital, Inc. (2003 – present)	1	None
Mr. Paul Berghaus Age: 65	Treasurer	N/A	President, Chief Compliance Officer, Cornerstone Asset Management, Inc. (1987 – present); Registered Representative, Syndicated Capital, Inc. (2003 – present)	N/A	N/A
Mr. Rick Weitz Age: 48	Secretary	N/A	Vice President, Cornerstone Asset Management, Inc. (1992 – present); Registered Representative, Syndicated Capital, Inc. (2003 – present)	N/A	N/A
Mr. Eric Henning Age: 47	Assistant Secretary	N/A	Vice President, Cornerstone Asset Management, Inc. (1987 – present); Registered Representative, Syndicated Capital, Inc. (2004 – present)	N/A	N/A

1 The address for Mr. Connor and each officer is c/o CAMCO Investors Fund, 30 E. Main Street, Berryville, VA 22611.

2 Dennis M. Connor is considered an “interested person” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, because he is an officer of Fund’s investment adviser, Cornerstone Asset Management, Inc. and part owner of Camco Investment Group Ltd. (formerly “Cornerstone Investment Group Ltd.”), the parent of Cornerstone Asset Management, Inc.

Trustee and Officer Compensation

Trustee fees are paid by Cornerstone Asset Management, Inc. (“CAMCO”), the Fund’s investment adviser.  Officers and Trustees of the Fund who are deemed “interested persons” of the Fund receive no compensation from the Fund.  The following table provides information regarding Trustee compensation for the  fiscal year ended December 31, 2006.

Name and Position	Aggregate Compensation from CAMCO for Service to the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation Paid to Trustee by CAMCO for Service to Fund and Fund Complex[1]
Dennis M. Connor President and Trustee	$0	$0	$0	$0
Col. Richard Bruss Trustee	$500	$0	$0	$500
Charles J. Bailey Trustee	$500	$0	$0	$500
Malcolm R. Uffelman Trustee	$500	$0	$0	$500

1 The “Fund Complex” consists of the CAMCO Investors Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of March 20, 2007, the following owned of record or beneficially 5% or more of the outstanding shares of the Fund:

Name and Address of Beneficial Owner	Amount and Nature of Ownership	Percentage of Outstanding Shares of the Fund
John DeJong 11714 Old Bayberry Lane Reston, VA 20194	58,460.427/Record	7.02%
Charles McCalley 3929 Kincaid Terr. Kensington, MD 20895	47,657.305/Record	5.73%

Management Ownership

As of March 20, 2007, the  officers and directors as a group owned 2.03% of the Fund.  The dollar range of shares owned by the directors as of March 20, 2007 is given in the following table:

Director/Nominee	Dollar Range of Equity Securities in the Fund
Dennis M. Connor	$1 - $10,000
Col. Richard Bruss	$10,001 - $50,000
Charles J. Bailey	$1 - $10,000
Malcolm R. Uffelman	$50,001 - $100,000

INVESTMENT ADVISORY SERVICES

Investment Adviser

Cornerstone Asset Management Incorporated (“CAMCO” or the “Adviser”), located at 30 E. Main St., Berryville, VA, acts as the investment adviser to the Fund.  The shares of CAMCO are 65% owned by Camco Investment Group Ltd. (“CIG”, formerly Cornerstone Investment Group, LTD) of the same address.  The shares of CIG are 80% owned by Paul Berghaus.   Mr. Berghaus is both president of CAMCO and CIG. Messrs. Berghaus, Connor and Weitz are officers and directors of CIG and CAMCO.  All receive compensation from both firms.  Messrs. Berghaus, Connor and Weitz are registered representatives with Syndicated Capital, a California based broker/dealer, member NASD.  The Fund places all trades through Syndicated Capital and the Fund receives a discount of $24.00 per-trade regardless of size.  The Adviser receives no compensation for Fund trades. Otherwise, Syndicated Capital is not affiliated with the Fund in any capacity.

Under the terms of the Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel for managing the assets of the Fund.  The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Adviser pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Fund.  The Advisor pays all operating expenses of the Fund, with the exception of taxes, brokerage commissions and extraordinary expenses. For its services, the Adviser receives an annual investment management fee of 1.98% of the average daily net assets of the Fund.

Advisory Fees:

YEAR	FEE	AMOUNT WAIVED	NET ADVISER FEE
2006	$173,472	$0.00	$173,472
2005	$129,510	$0.00	$129,510
2004	$30,580	$0.00	$30,580

The Portfolio Managers

Rick Weitz, Paul F. Berghaus and Dennis M. Connor (the “Portfolio Managers”) are the portfolio managers responsible for the management of the Fund.  As of December 31, 2006, the portfolio managers were responsible for the management of the following types of accounts in addition to the Fund:

Rick Weitz	Number of Accounts	Total Assets	Number of Accounts Subject to a Performance Fee	Total Assets Subject to a Performance Fee
Registered Investment Companies	N/A	N/A	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A	N/A	N/A
Other Accounts	79	$16,252,000	N/A	N/A

Paul F. Berghaus	Number of Accounts	Total Assets	Number of Accounts Subject to a Performance Fee	Total Assets Subject to a Performance Fee
Registered Investment Companies	N/A	N/A	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A	N/A	N/A
Other Accounts	44	$7,304,000	N/A	N/A

Dennis M. Connor	Number of Accounts	Total Assets	Number of Accounts Subject to a Performance Fee	Total Assets Subject to a Performance Fee
Registered Investment Companies	N/A	N/A	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A	N/A	N/A
Other Accounts	17	$2,658,000	N/A	N/A

Each of the Portfolio Managers is also responsible for offering advice to other investment accounts in addition to the Fund.  With the exception of the Fund, all of the Adviser’s accounts operate as non-discretionary portfolios, meaning that the final decision to buy or sell a security belongs solely with the client.  As a result, individual portfolios may vary as to security holdings and timing of sales or purchases and to individual investment objectives.   However, the Adviser recognizes that managing other portfolios in addition to the Fund can present certain conflicts of interest, including those associated with different fee structures and various trading practices.  The Adviser has implemented specific policies and procedures, some of which are described below, to address any potential conflicts.

The Fund pays the Adviser a fee based on a fixed percentage for providing investment advisory services.  In addition, the Adviser has many individual clients whose investment advisory agreements with the Adviser provide compensation based on a negotiated fixed percentage that may be higher or lower than that which the Fund pays.  The Adviser has no performance based fee arrangements.  The Adviser compensates all Portfolio Managers with a fixed salary.  There is no direct incentive compensation related to the management of any portfolio.  This helps to ensure that all portfolios are fairly and equitably managed.

When the Fund and another of the Adviser’s clients seek to purchase or sell the same security at or about the same time, the Fund’s order will get first preference.  The Adviser believes that this is a reasonable policy because, as the Adviser’s only discretionary account, the Fund’s trades can be executed immediately while trades for other accounts can not. The Adviser uses the same broker to execute all client transactions, however, the Adviser does not regularly use combined or “blocked” trades to either buy or sell securities belonging to the Fund and/or individual clients.  Should the Adviser combine or “block” a trade in an effort to gain better execution, the Fund will be assigned the best execution price, all others will receive an average price of the remaining executions.

Another potential conflict of interest could include the portfolio manager’s knowledge of the size, timing and possible impact of certain portfolio trades, whereby the manager could use this information to the advantage of other accounts, including his own account.  The Adviser has established a general policy that the Fund portfolio will get first preference in all decisions made by the investment committee, whether to buy or sell a security.  Individual managers personal and family accounts require pre-clearance before all security transaction to insure that any possible conflicts of interest are addressed.

The following table shows the dollar range of equity securities beneficially owned by the Portfolio Managers in the Fund as of December 31, 2006.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Rick Weitz	$10,001-$50,000
Paul F. Berghaus	$50,001-$100,000
Dennis M. Connor	$1-$10,000

DISCLOSURE OF PORTFOLIO HOLDINGS

The fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission ( the “SEC”) on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters.  The Fund also is required to file a schedule of portfolio holdings with the SEC of Form N-Q within 60 Days of the end of the first and third fiscal quarters.  The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge.  This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

The Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the fund.  These third party servicing agents include the Transfer Agent, Fund Accounting Agent, and Custodian.  Additionally, the Fund releases portfolio holdings monthly to Morningstar, generally within 5 days of month end.    The Fund also may disclose portfolio holdings, as needed to auditors, legal counsel, proxy voting services (if applicable), pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers.  This information is disclosed to third parties under conditions of confidentiality.  “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.

Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the specific approval of the Board.  The Advise must submit any proposed arrangement pursuant to which the Adviser intends to disclose the Fund’s portfolio holding to the Board, which will review such arrangement to determine whether the arrangement is in the best interest of Fund shareholders.  Additionally, the Adviser, and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings.

Proxy Voting Procedures

The Fund’s Trustees have delegated its authority to vote Fund proxies to the Adviser.  In selecting securities for the Fund, the Adviser considers the merits of the companies management team, therefore the policy of the Adviser is to vote with management recommendations unless the issue being proposed is directly contrary to the socially responsibility guidelines of the Fund as described in the Prospects under Investment Objectives.  If such a proxy should be issued and approved by shareholders, the Adviser would remove the security from the Fund portfolio.

In the unlikely event that a conflict would arise between the Adviser and the Fund with respect to proxy voting, it would be resolved in the best interests of Fund shareholders, and the Adviser typically would disclose such conflict to the Trustees and obtain their consent before voting.

Fund shareholders may determine how the Fund voted on any issue by calling 1-800-727-1007 or checking the Securities & Exchange web site given on the back page of our Prospectus.   In addition, a copy of the Fund’s proxy voting policies and procedures are also available by calling 1-800-727-1007 and will be sent within three business days of receipt of a request.

OTHER SERVICE PROVIDERS

Transfer Agent

Mutual Shareholder Services (“MSS”) provides accounting services and shareholder servicing to the Fund as transfer agent and dividend disbursing agent.   The servicing agreement includes processing purchase and redemption transactions, establishing and maintaining shareholder accounts and records, disbursing dividends declared by the Fund, maintenance of its records and preparation, filing of records, assistance in monitoring the total number of shares sold in each State for “Blue Sky” purposes and assistance in the preparation of the Fund’s registration statement under federal and state securities laws.  CAMCO along with the transfer agent, provide fulfillment services to the Fund, including shareholder and prospective shareholder customer services.

The Adviser has entered into a contract with Mutual Shareholder Services whereby the Adviser compensates MSS for accounting services based on the net assets of the Fund while the administrative services are compensated based of the number of shareholders.  Due to the fact the Fund has assets less than $10 million, a discount for services was negotiated.

For the fiscal years ended December 31, 2005 and 2006, the Adviser paid MSS $30,856 and $36,999, respectively, for transfer agency and fund accounting services for the Fund.

Independent Registered Public Accounting Firm

The firm of Sanville & Company, 1514 Old York Road, Abington, PA  19001, has been selected as Independent Registered Public Accounting Firm for the Fund for the year ending December 31, 2007. Sanville & Company performs an annual audit of the Fund’s financial statements and prepares the Fund’s tax returns.

Custodian

U.S. Bank, N.A., 425 Walnut Street, 6th Floor, Cincinnati, OH 45202 has been selected to act as Custodian of the Fund’s investments.  The custodian maintains the portfolio securities and investments in safekeeping, collects income, disburses funds as instructed, and maintains records in connection with its duties.

Legal Counsel.

Thompson Hine LLP, 312 Walnut Street, 14th Floor, Cincinnati, Ohio 45202-4089 serves as the Trust’s legal counsel.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Commissions

The Fund selects brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of orders placed at the most favorable price. The Fund has no other fixed policy, formula, method, or criteria it uses in allocating brokerage business to firms furnishing these execution services.  For the fiscal years ended December 31, 2004, 2005 and 2006, all security purchases were placed through Syndicated Capital, the broker/dealer in which all the principals of the Adviser are registered representatives, including the President and Chairman of the Fund’s Board of Trustees.  The Fund paid a fixed charge of $24.00 per trade regardless of the size of the trade.  For fiscal years 2004, 2005 and 2006, the Fund paid a total of $3,702.84, $2,210 and $872, respectively, for trading expenses.  The Adviser received no commissions or compensation for any of the trades, nor does it receive research and brokerage services (i.e., “soft dollars”) from Syndicated Capital.  The Trustees evaluate and review the reasonableness of brokerage commissions paid.

Brokerage Selection

The Adviser will place all orders for purchase and sale of its portfolio securities.  The Adviser is answerable to the Fund’s President and Trustees. The Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price; the execution capability, financial responsibility and responsiveness of the broker or dealer; and commission or dealer spreads.  In accordance with rule 17e-1 under the Investment Company Act of 1940, if the Fund’s president is also a registered representative of a New York Stock Exchange or NASD member firm, he may place an order through his concern consistent with the Adviser’s obligation to obtain best execution and taking into account commissions charged by other brokers or dealers in comparable transactions.  Mr. Connor is currently the Fund’s president and an officer of the Adviser. Mr. Connor may make security purchases and sales for the Fund through Syndicated Capital, of which he is a registered representative. The Funds Trustees will review quarterly each commission to determine if the rate is reasonable. The Adviser has no agreement with any broker or any other financial services company to exchange investment research for placing trades with that institution.  The Adviser has no plans to enter into such an arrangement.

Purchase, Redemption, And Pricing Of Shares

The fund always trades at net value. That means that the offering and redemption prices are always the same. Details about the pricing of the Fund are given in the Pricing of Shares section on page 5 of our Prospectus. Redemption in kind is discussed in the Redemption of Shares section on page 6 of our Prospectus.

Taxation Of The Fund

Taxation of the Fund is discussed in the section “Tax Consequences” of our Prospectus.

Purchases And Sales Through Broker Dealers

The Fund may be purchased through broker dealers and other intermediaries. The Fund may authorize one or more brokers to receive on its behalf purchase and redemption order.  Such brokers are authorized to designate other intermediaries to receive purchase and redemption order on the Fund’s behalf.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s designee, received the order.  Customer orders will be priced at the Fund’s net asset value computed after an authorized broker receives them or the broker’s authorized designee.

Security Valuation

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Trustees.

Code Of Ethics

Pursuant to the requirements of proposed Rule 17j-1 (under the Investment Company Act of 1940) and in order to protect against certain unlawful acts, practices and courses of business by certain individuals or entities related to the Fund, the Fund and the Adviser have each adopted a Code of Ethics.  Personnel subject to the Code are permitted to invest in securities, including securities that may be purchased by the Fund.  You may obtain a copy from the SEC.

FINANCIAL STATEMENTS

The financial statements and independent auditor’s report for the fiscal year ended December 31, 2006,  are incorporated herein by reference to the Predecessor Fund’s Annual Report dated December 31, 2006.  You can obtain the Report without charge by calling the Fund at 1-800-727-1007.